Current and deferred income tax liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current Tax Expense
Current income tax	$ 20,535	$ 17,416
Total Current Tax Expense	20,535	17,416
Deferred Tax Recovery
Deferred Tax Expense (recovery)	2,051	(4,888)
Total Deferred Tax Expense (recovery)	2,051	(4,888)
Total tax expense	$ 22,586	$ 12,528